Business Combinations - Summary Of Assets Acquired And Liabilities Assumed In The Business Combination (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Jul. 01, 2022	Mar. 31, 2022
Disclosure of detailed information about business combination [line items]
Goodwill on acquisition	$ 353,645		$ 123,537
Vuram Technology Solutions [Member]
Disclosure of detailed information about business combination [line items]
Cash		$ 4,670
Investments		11,235
Trade receivables		6,738
Unbilled revenue		705
Prepayment and other current assets		1,633
Property and equipment		707
Right-of-use assets		1,498
- Customer relationships		45,331
- Customer contracts		5,267
- Covenant not-to-compete		5,001
- Software & Trade name		92
Non-current assets		375
Deferred tax assets		632
Current liabilities		(7,799)
Non-current liabilities		(1,265)
Lease liabilities		(1,470)
Deferred tax liabilities		(13,717)
Net assets acquired		59,633
Less: Purchase consideration		(170,347)
Goodwill on acquisition		$ 110,714